(9) Common Stock (Details) (USD $)	9 Months Ended	12 Months Ended
	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Common stock shares authorized prior to amendment	15,000,000
Common stock - shares authorized	15,000,000	15,000,000	15,000,000
Issuance of common stock for royalty payment		$ 819,972
Issuance of common stock for board of director fees		48,060
Issuance of common stock for cash		1,033,000
Common Stock
Issuance of common stock for royalty payment - shares		71,969
Issuance of common stock for royalty payment		7
Issuance of common stock for services - shares		4,315	1,250
Issuance of common stock for debt - shares		8,449
Issuance of common stock for dividends from Series D Preferred stock - shares		210,689	106,535
Issuance of common stock for employee compensation - shares		121,700
Issuance of common stock for board of director fees - shares		3,000
Issuance of common stock for cash - shares		155,707
Issuance of common stock for cash		17
Scenario, Previously Reported
Common stock shares authorized prior to amendment	600,000,000
Common stock - shares authorized	1,250,000,000
Shares of common stock issued		115,704,871	223,653,951
Issuance of common stock for royalty payment		819,972
IssuanceOfCommonStockForServices		40,000	21,310
Issuance of common stock for board of director fees		48,060
Issuance of common stock for cash		1,033,000
Issuance of Common Stock For Purchase Remaining Percentage of Midwest - Shares			2,705,264
Issuance of Common Stock For Purchase Remaining Percentage of Midwest			238,064
Issuance of Common Stock For Purchase Assets of ISS - shares			62,000,000
Issuance of Common Stock For Purchase Assets of ISS			5,084,000
IssuanceOfCommonStockForDividendsFromSMISeriesAPreferredStock			$ 97,349
CommonStockForCancellationOfSharesShares			53,778
Scenario, Previously Reported | Common Stock
Common stock issued in conversion of Series D Preferred		540,000	136,410,000
Issuance of common stock for royalty payment - shares		14,393,860
Issuance of common stock for services - shares		862,961	250,000
Issuance of common stock for debt - shares		1,689,714
Issuance of common stock for dividends from Series D Preferred stock - shares		42,137,711	21,307,067
Issuance of common stock for employee compensation - shares		24,340,000
Issuance of common stock for board of director fees - shares		600,000
Issuance of common stock for cash - shares		31,140,625
IssuanceOfCommonStockForDividendsFromSMISeriesAPreferredStockShares			981,620
Scenario, Previously Reported | Preferred Stock
Series D Preferred stock issued for conversion		90	22,735